STOCKHOLDERS' EQUITY	12 Months Ended
Sep. 30, 2021
STOCKHOLDERS' EQUITY
STOCKHOLDERS' EQUITY

NOTE 18 – STOCKHOLDERS’ EQUITY

Share Issuances

Ordinary shares issued for stock offerings

On December 23, 2020, ZK entered into Securities Purchase Agreement with certain unaffiliated investors identified therein (each an “Investor”, and collectively “Investors”), to offer an aggregate of 1,785,000 Company’s ordinary shares (the “Securities”), with no par value, at $1.40 per ordinary share, for a total purchase price of $2,499,000 in principle (the “Purchase Price”). The transaction was closed on January 8, 2021 and the full Purchase Price was received by the Company and 1,784,992 shares of Company’s ordinary shares were issued to Investors.

On February 22, 2021, ZK entered into Securities Purchase Agreement with certain unaffiliated investors identified therein (each an “Investor”, and collectively “Investors”), to offer an aggregate of 1,295,775 Company’s units, each consisting of one ordinary share (the “Securities”), no par value (the “Ordinary Share”), and two registered warrants, each to purchase one Ordinary Share with exercise price of $4.00 (the “First Registered Warrants”) and $4.50 (the “Second Registered Warrants”, collectively the “Warrants”) (together the Securities with the Warrants, the “Units”), at a unit price of $3.55, for a total purchase price of up to $4,600,001 (the “Purchase Price”). The transaction was closed on April 29, 2021 and the full Purchase Price was received by the Company and 1,295,770 shares of Company’s ordinary shares were issued to Investors. As of September 30, 2021, 316,898 warrants were exercised and 316,898 shares of Company’s ordinary shares were issued to Investors.

On March 22, 2021, ZK entered into Securities Purchase Agreement with certain unaffiliated investors identified therein (each an “Investor”, and collectively “Investors”), to offer an aggregate of 4,000,000 ordinary shares (the “Shares”), with no par value, of the Company (the “Ordinary Shares”), at a per share purchase price of $4.50, for a total purchase price of up to $18,000,000 (the “Purchase Price”). The transaction was closed on April 29, 2021 and the full Purchase Price was received by the Company and 4,000,000 shares of Company’s ordinary shares were issued to Investors.

During the fiscal year ended September 30, 2021, the Company issued a total of 550,000 ordinary shares to third parties for their software development, marketing and promoting services provided to the Company’s subsidiary xSigma Corporation and xSigma Collectibles Limited. The Company accounts for share-based payment exchanged for services at the estimated grant date fair value.

During the fiscal year ended September 30, 2021, the Company issued a total of 4,374,176 ordinary shares for the conversion of convertible notes by the holders, details are shown in Note 16.

Statutory surplus reserves

Pursuant to Chinese Company law applicable to foreign investment companies, the Company’s PRC subsidiaries are required to maintain statutory surplus reserves. The statutory surplus reserves are to be appropriated from net income after taxes, and should be at least 10% of the after tax net income determined in accordance with accounting principles and relevant financial regulations applicable to PRC enterprises (“PRC GAAP”). The Company has an option of not appropriating the statutory surplus reserve after the statutory surplus reserve is equal to 50% of the subsidiary’s registered capital. Statutory surplus reserves are recorded as a component of shareholders’ equity. The statutory surplus reserve as of September 30, 2021 is $2,914,602.

Wenzhou Weijia has not commenced operation since inception. No appropriation to the statutory surplus reserves.

Zhejiang Zhengkang recorded a net loss for the years ended September 30, 2021 and, 2020, so no appropriation to the statutory surplus reserves and staff welfare and bonus fund was made. Wenzhou Zhengfeng appropriated $9,903 to the statutory surplus reserves for the year ended September 30, 2021.

Wenzhou Zhengfeng recorded a net loss for the years ended September 30, 2020, so no appropriation to the statutory surplus reserves and staff welfare and bonus fund was made.

Dividends declared by the Company’s PRC subsidiaries are based on the distributable profits as reported in their statutory financial statements reported in accordance with PRC GAAP, which differ from the results of operations reflected in the consolidated financial statements prepared in accordance with US GAAP. The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its PRC subsidiaries. As of September 30, 2021, the Company has no dividend payable.

Under PRC laws and regulations, statutory surplus reserves are restricted to set-off against losses, expansion of production and operation and increasing registered capital of the respective company, and are not distributable other than upon liquidation. The reserves are not allowed to be transferred to the Company in terms of cash dividends, loans or advances, nor are they allowed for distribution except under liquidation. Amounts restricted include the PRC subsidiaries’ paid-in capital and statutory surplus reserves of the Company’s PRC subsidiaries totaling $7,208,369 as of September 30, 2021 and $7,198,466 as of September 30, 2020.

Non-controlling interests

Non-controlling interests represent the interest of non-controlling shareholders in Zhejiang Zhengkang based on their proportionate interests in the equity of that company adjusted for its proportionate share of income or losses from operations. On September 29, 2015, Wenzhou Weijia acquired 99% equity percentage of Zhejiang Zhengkang from 5 individual shareholders: HUANG Jian Cong, WANG Ming Jie, WANG Guo Lin, WANG Jian Di and WANG Yang Ming. After that, Zhejiang Zhengkang’s equity interest is 99% held by Wenzhou Weijia and 1% held by HUANG Jian Cong as of the year end. The non-controlling interest in Zhejiang Zhengkang was 1% as of September 30, 2021 and 2019. The non-controlling interest in ZK Uganda was 20% as of September 30, 2021. The non-controlling interest in xSigma Corporation was 49% as of September 30, 2021.